Pension and Other Postretirement Benefits (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Pension Benefits [Member]
Postretirement medical and life insurance benefit expense
Service cost	$ 16	$ 10	$ 13
Interest cost	33	32	30
Net expense	33	13	16
Amounts recognized in other comprehensive income
Prior service cost			1
Actuarial (gain) loss	(18)	100	92
Amortization reclassified to net income:
Prior service cost	(1)	(1)	(1)
Net actuarial loss	(18)	(4)	(6)
Net amount recognized in other comprehensive income	(37)	95	86
Assumptions used in computing benefit plan obligations
Discount rate	5.67%	5.91%
Rate of salary increase	4.00%	4.00%
Assumptions used in computing benefit plan expense
Discount rate	5.91%	7.94%	6.87%
Rate of salary increase	4.00%	4.00%	4.00%
Expected return on plan assets	8.50%	8.50%	8.75%
Medical and Life Insurance Benefits [Member]
Postretirement medical and life insurance benefit expense
Service cost	1	1	1
Interest cost	3	3	3
Net expense	4	4	4
Amounts recognized in other comprehensive income
Prior service cost	5
Actuarial (gain) loss	(10)	12	(9)
Amortization reclassified to net income:
Net amount recognized in other comprehensive income	$ (5)	$ 12	$ (9)
Assumptions used in computing benefit plan obligations
Discount rate	5.59%	5.78%
Assumptions used in computing benefit plan expense
Discount rate	5.78%	7.80%	6.87%
Assumed health care cost trend rates
Present rate before age 65	7.50%	8.00%
Present rate age 65 and after	7.50%	8.00%